Credit Facilities and Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Borrowings Under the Revolving Facility and Term Loan and Lease Obligations	The following table sets forth the carrying value of our borrowings under our Credit Facility* and our lease obligations as of December 31, 2020 and 2019:

	December 31 2019	December 31 2020
Borrowings under the Revolver (1)	$—	$—
Borrowings under the Term Loans (1)
Initial Term Loan	$344.8	$295.4
Incremental Term Loan	247.5	175.0
Total	$592.3	$470.4

Total borrowings under Credit Facility	$592.3	$470.4
Less: unamortized debt issuance costs related to our Term Loans (1)	(9.7)	(7.2)
Lease obligations (2)	116.1	122.7
	$698.7	$585.9
Comprised of:
Current portion of borrowings under Credit Facility and lease obligations	$139.6	$99.8
Long-term portion of borrowings under Credit Facility and lease obligations	559.1	486.1
	$698.7	$585.9
* excluding ordinary course letters of credit.

(1)    We incurred debt issuance costs upon execution of the Credit Facility and in connection with subsequent security arrangements. Aggregate debt issuance costs incurred as of December 31, 2020 in connection with our Revolver totaling $4.5 ($0.3 in 2020; $1.1 in 2019; $3.1 in 2018) were deferred as other assets on our consolidated balance sheets and are amortized on a straight line basis over the term (or remaining term, as applicable) of the Revolver. Aggregate debt issuance costs incurred as of December 31, 2020 in connection with our Term Loans totaling $11.9 (nil in 2020; $1.6 in 2019; $10.3 in 2018) were deferred as long-term debt on our consolidated balance sheets and are amortized over their respective terms using the effective interest rate method.
(2) As of December 31, 2020, the current portion of lease obligations was $32.2 (2019 — $28.4) and the long-term portion was $90.5 (2019 — $87.7).
Contractual Undiscounted Cash Flows For Lease Obligations	The following table sets forth the adjustments to our operating lease commitments used to derive the lease obligations recognized on our initial application of IFRS 16:

Operating lease commitments at December 31, 2018	$107.4
Discounted using our incremental borrowing rate at January 1, 2019	(13.2)
Recognition exemption for short-term and low-value leases	(1.9)
Extension options reasonably certain to be exercised	19.7
Lease obligations recognized at January 1, 2019 under IFRS 16	112.0
Lease obligations previously classified as finance leases under IAS 17	10.4
Total lease obligations at January 1, 2019	$122.4
At December 31, 2020, the contractual undiscounted cash flows for our lease obligations were as follows:

Years ending December 31	Total
2021	$37.1
2022	31.1
2023	24.4
2024	14.3
2025	10.1
Thereafter	24.3
$141.3
Other lease related expenses that were recognized in the consolidated statement of operations are as follows:

Year ended December 31	2019	2020
Interest expense on lease obligations	$6.6	$6.1
Variable lease payments not included in the measurement of lease obligations	$0.7	$0.8
Expenses relating to short-term leases or low-value leases	$4.6	$3.7
At December 31, 2020, we have commitments (that are not recognized as liabilities) under IT support agreements that require future minimum payments as follows:

2021	$21.4
2022	19.5
2023	17.2
2024	14.4
2025	12.4
Thereafter	37.3
Total future minimum payments	$122.2